Loans, financing and debentures (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings [text block]

				Current		Non-current			Total
Type	Currency	Interest rate	Average annual interest rate - %	12/31/2024	12/31/2023	12/31/2024	12/31/2023	12/31/2024	12/31/2023
In foreign currency
Bonds	USD	Fixed	5.0%	3,229,641	841,625	49,166,804	40,122,749	52,396,445	40,964,374
Panda Bonds	CNY	Fixed	2.8%	4,224		1,016,331		1,020,555
Export credits (“export prepayments”)	USD	SOFR/Fixed	5.4%	6,236,806	2,690,891	16,283,736	14,487,252	22,520,542	17,178,143
Assets financing	USD	SOFR	3.7%	137,300	61,924	298,252	220,199	435,552	282,123
ECA - Export Credit Agency	USD	SOFR	6.3%	7,297		769,702		776,999
IFC - International Finance Corporation (1)	USD	SOFR	6.0%	(12,051)	731	5,858,208	2,871,399	5,846,157	2,872,130
EDC - Export Development Canada	EUR	Fixed	1.0%	4,210	7,903	4,455		8,665	7,903
				9,607,427	3,603,074	73,397,488	57,701,599	83,004,915	61,304,673
In local currency
BNDES	BRL	UMBNDES	7.2%	157		157,555		157,712
BNDES	BRL	TJLP	8.6%	100,556	49,348	101,587	199,988	202,143	249,336
BNDES	BRL	TLP	14.8%	94,903	57,060	4,607,102	3,123,727	4,702,005	3,180,787
BNDES	BRL	Fixed			4,020				4,020
BNDES	BRL	SELIC	14.5%	243,223	65,013	704,825	857,419	948,048	922,432
BNDES	BRL	TR	2.2%	84		70,015		70,099
Assets financing	BRL	CDI	18.1%	18,427	17,037	56,956	71,235	75,383	88,272
NCE (“Export credit notes”)	BRL	CDI	18.5%	3,027	3,114	100,000	100,000	103,027	103,114
NCR (“Rural producer certificates”)	BRL	CDI	14.8%	312,652	101,739	2,000,000	1,998,270	2,312,652	2,100,009
Export credits (“export prepayments”)	BRL	Fixed			791,306				791,306
Debentures	BRL	CDI/IPCA	15.4%	120,931	66,536	9,738,616	8,362,207	9,859,547	8,428,743
				893,960	1,155,173	17,536,656	14,712,846	18,430,616	15,868,019
				10,501,387	4,758,247	90,934,144	72,414,445	101,435,531	77,172,692

Interest on financing				1,541,312	1,232,810			1,541,312	1,232,810
Non-current funding				8,960,075	3,525,437	90,934,144	72,414,445	99,894,219	75,939,882
				10,501,387	4,758,247	90,934,144	72,414,445	101,435,531	77,172,692
(1) The balances shown as negative correspond to fundraising costs

Disclosure of maturity analysis for non-derivative financial liabilities [text block]

	2026	2027	2028	2029	2030	2031 onwards	Total
In foreign currency
Bonds	3,074,751	4,318,390	3,083,311	10,758,081	6,150,231	21,782,040	49,166,804
Panda Bonds (1)	(1,211)	1,017,542					1,016,331
Export credits (“export prepayments”)	5,668,270	4,889,574	3,832,090	1,893,802			16,283,736
Assets financing	110,452	112,204	69,012	6,584			298,252
ECA - Export Credit Agency (1)	(670)	(845)	(780)	(912)	(847)	773,756	769,702
EDC - Export Development Canada			1,114	1,114	1,114	1,113	4,455
IFC - International Finance Corporation (1)	(6,668)	305,291	1,587,751	2,613,047	1,358,787		5,858,208
	8,844,924	10,642,156	8,572,498	15,271,716	7,509,285	22,556,909	73,397,488
In local currency
BNDES – TJLP	90,078	3,634	3,634	3,634	607		101,587
BNDES – TLP	98,668	158,812	155,980	141,823	366,249	3,685,570	4,607,102
BNDES – SELIC	254,966	33,888	33,933	33,979	34,024	314,035	704,825
BNDES – TR	4,178	4,734	4,734	4,734	4,734	46,901	70,015
BNDES - UMBNDES	4,258	8,516	8,516	8,516	8,516	119,233	157,555
Assets financing	18,741	19,114	19,034	67			56,956
NCE (“Export credit notes”)		25,000	25,000	25,000	25,000		100,000
NCR (“Rural producer certificates”)					2,000,000		2,000,000
Debentures (1)	(7,431)	(11,767)	738,297	(11,477)	518,399	8,512,595	9,738,616
	463,458	241,931	989,128	206,276	2,957,529	12,678,334	17,536,656
	9,308,382	10,884,087	9,561,626	15,477,992	10,466,814	35,235,243	90,934,144
(1) The balances shown as negative correspond to fundraising costs, which are amortized on a straight-line basis.
Schedule of Changes In Loans, Financing and Debentures

	12/31/2024	12/31/2023
Opening balance	77,172,692	74,574,591
Fundraising, net of issuance costs	15,692,905	10,944,794
Interest accrued	5,413,707	4,797,094
Monetary and exchange rate variation, net	17,728,324	(4,185,675)
Settlement of principal	(9,410,807)	(4,296,447)
Settlement of interest	(5,241,389)	(4,728,998)
Amortization of fundraising costs	80,099	67,333
Closing balance	101,435,531	77,172,692

Disclosure of Transaction Costs and Premiums of Securities Issues Explanatory

			Balance to be amortized
Type	Cost	Amortization	12/31/2024	12/31/2023
Bonds	434,970	266,520	168,450	164,825
NCE	125,222	125,222		2,696
Export credits (“export prepayments”)	219,946	156,866	63,080	52,162
Debentures	159,675	34,012	125,663	102,235
BNDES	81,730	55,953	25,777	9,854
IFC - International Finance Corporation	81,726	3,007	78,719	38,911
Others	20,912	14,113	6,799	598
	1,124,181	655,693	468,488	371,281